SUBSEQUENT EVENTS (Detail Textuals) $ in Millions	1 Months Ended
Feb. 23, 2022 USD ($)
SUBSEQUENT EVENTS
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount for share buyback program	$ 75